Convertible Debentures (Details Narrative) - USD ($)	9 Months Ended
	Feb. 29, 2016	May. 31, 2015
Amortized debt discount to interest expense	$ 280
Convertible Debentures [Member]
Accrued interest	7,233
Amortized debt discount to interest expense	207
Carrying value of the debenture	207
Convertible Debentures One [Member]
Accrued interest	2,467
Amortized debt discount to interest expense	73
Carrying value of the debenture	$ 73